Income taxes (Details Narrative)	12 Months Ended
Dec. 31, 2023
Income tax rate	25.00%
HONG KONG
Income tax, description	The applicable tax rate in Hong Kong is 8.25% for the first HK$ 2 million assessable profits and 16.5% for the assessable profits over the first HK$ 2 million.